Segment Reporting And Geographic Information (Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member])	5 Months Ended
Jun. 09, 2009
Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
Segment Reporting And Geographic Information

Note 20. Segment Reporting and Geographic Information

The Company's business is comprised of two reporting segments, Automotive and Retail Lease Financing. These two segments are managed and evaluated separately due to the inherent differences in the nature of operations for each segment. The Automotive segment includes activities related to the research, design, manufacture, assembly and wholesale distribution of passenger cars and trucks mainly under the brand names Chrysler, Jeep® and Dodge, as well as related parts and accessories, including those sold under the MOPAR® brand name. The Retail Lease Financing segment provides lease financing for vehicles in Canada. The Company has allocated certain reserves against assets of the Gold Key Lease vehicle portfolio to the Automotive segment.

The Company measures the performance of its operating segments using Modified Earnings Before Interest, Taxes, Depreciation and Amortization ("Modified EBITDA"). Modified EBITDA is computed starting with net loss and then adjusting the amount to (i) add back the provision for income taxes and exclude income tax benefits, (ii) add back net interest expense, (iii) add back depreciation and amortization expense (excluding depreciation and amortization of vehicles held for lease), (iv) add back restructuring expense and exclude restructuring income, (v) add back reorganization expense and (vi) add back certain other costs, charges and expenses. The Company believes that Modified EBITDA is useful to determine the operational profitability of its segments to determine resource allocations within the Company. Modified EBITDA is not a U.S. GAAP financial measure and it should not be considered an alternative to, or more meaningful than, net loss as determined in accordance with U.S. GAAP.

Revenues are allocated to countries based on the location of the customer. Long-lived assets are disclosed according to the physical location of these assets. Capital expenditures represent the purchase of property, plant and equipment and equipment on operating leases.

Segment information was as follows (in millions of dollars):

	Period from January 1, 2009 to June 9, 2009			Year Ended December 31, 2008
	Automotive Segment	Retail Lease Financing Segment	Combined	Automotive Segment	Retail Lease Financing Segment	Combined
Revenues, net	$10,701	$381	$11,082	$47,387	$1,090	$48,477
Modified EBITDA	(2,463)	58	(2,405)	(138)	(35)	(173)
Capital expenditures	353	4	357	4,904	1,656	6,560
Depreciation and amortization expense (excluding impairment charges)	1,239	298	1,537	3,937	871	4,808
Impairment of goodwill	-	-	-	7,507	-	7,507
Impairment of brand name intangible assets	844	-	844	2,857	-	2,857
Impairment of property, plant and equipment	391	-	391	-	-	-
Interest income	28	3	31	272	12	284
Interest expense (see Note 4)	(615)	-	(615)	(1,080)	-	(1,080)

	June 9, 2009				December 31, 2008
	Automotive Segment	Retail Lease Financing Segment	Combined		Automotive Segment	Retail Lease Financing Segment	Combined
Equipment on operating leases, net	$767	$3,104	$3,871		$1,640	$3,452	$5,092
Total assets	30,260	3,317	33,577		35,638	3,698	39,336
Current maturities of financial liabilities (including DIP Financing)	13,317	1,435	14,752	(a)	9,858	1,450	11,308
Long term financial liabilities	485	1,806	2,291	(a)	460	2,139	2,599
Total liabilities	46,733	3,406	50,139		51,357	3,876	55,233

(a)	Does not reflect the exclusion of the amounts subject to compromise. See Note 12, Financial Liabilities, for further discussion.

The reconciliation of Net Loss to Modified EBITDA was as follows (in millions of dollars):

	Period from January 1, 2009 to June 9, 2009	Year Ended December 31, 2008
Net loss	$(4,425)	$(16,844)
Plus:
Income tax expense (benefit)	(317)	790
Net interest expense	584	796
Depreciation and amortization expense (excluding impairment charges)	1,537	4,808
Restructuring expense (income), net	(230)	1,306
Reorganization expense, net	843	-
Impairment of goodwill and brand name intangible assets	844	10,364
Impairment of property, plant and equipment	391	-
Certain troubled supplier concessions	-	106
Other financial expense	6	82
Gain on NSC settlement	(684)	-
Gain on Daimler pension contribution	(600)	-
Less:
Depreciation and amortization expense for vehicles held for lease	(354)	(1,581)

Modified EBITDA	$(2,405)	$(173)

Information concerning principal geographic areas was as follows (in millions of dollars):

	June 9, 2009	Period from January 1, 2009 to June 9, 2009	December 31, 2008	Year Ended December 31, 2008
	Long-lived Assets (a)	Total Revenues	Long-lived Assets (a)	Total Revenues
North America
United States	$11,387	$6,986	$13,303	$32,765
Canada	4,769	1,774	5,088	6,615
Mexico	2,074	871	2,294	2,521

Total North America	18,230	9,631	20,685	41,901
All other	250	1,451	276	6,576

Total	$18,480	$11,082	$20,961	$48,477

(a)	Consists of property, plant and equipment (see Note 6) and equipment on operating leases (see Note 7), net of accumulated depreciation and amortization.